TAXES ON INCOME (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS	Dec. 31, 2012 Approved Enterprise [Member]	Dec. 31, 2012 Applicable on Dividends Paid [Member]
Income Tax [Line Items]
Income tax rate	25.00%	25.00%	24.00%	24.00%	25.00%	25.00%	25.00%	25.00%
Income tax rate for the next year and thereafter	25.00%	25.00%
Tax loss carry forwards	$ 193,000	720,000	$ 189,000	721,000	$ 188,000	717,000